Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Decrease in net deferred liabilities	¥ 218,323
Decrease in provision for income taxes	¥ 249,694
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	31.10%	31.10%	32.90%
Operating loss carryforwards for tax purposes	¥ 26,712
Tax credit carryforwards	2,847
Undistributed earnings of foreign subsidiaries	3,623,657
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 139,287
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2011
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2019
Expiration date for tax credit carryforwards	2019
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2027
Expiration date for tax credit carryforwards	2021
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 866,392
Tax credit carryforwards	¥ 55,939
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2002
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2019
Expiration date for tax credit carryforwards	2019
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2038
Expiration date for tax credit carryforwards	2038